Income Taxes - Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 32,139
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 6,664
Expiring year	indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 25,475
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2026
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2035